Thrivent International Index Portfolio Investment Strategy - Thrivent International Index Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio invests substantially all of its assets (more than 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities included in the Index in the proportions in which they are represented in the Index. Should the Adviser change the investments used for purposes of this 80% threshold, you will be notified at least 60 days prior to the change. This is a passively managed Portfolio, which means that the Adviser does not actively choose the securities that should make up the Portfolio, and instead seeks to replicate the Index and provide investment results that, before expenses, correspond generally to the total return of the Index. The Index captures large- and mid-cap equity securities in developed markets countries, excluding the U.S. and Canada. As of March 31, 2026, the Index consisted of 690 constituents in the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. If the securities represented in the Index were to become concentrated in any particular industry, the Portfolio’s investments would likewise be concentrated in securities of issuers in that industry; the Index is not currently concentrated in any single industry. The Index is a free float-adjusted market capitalization index that is designed to provide coverage of the relevant investment opportunity set with an emphasis on index liquidity, investability and replicability. The Index is adjusted quarterly, and when changes to the Index occur, the Adviser will attempt to replicate these changes within the Portfolio. However, any such changes may result in slight variations from time to time. The Portfolio may buy and sell equity index futures for investment exposure. For liquidity reasons, the Portfolio may invest to some degree in money market instruments.